History and Organization (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jan. 07, 2025	Dec. 23, 2024
Wannaby Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Cash paid	$ 6,473	$ 6,473
Wannaby Inc. | Perfect Mobile Corp. (Taiwan)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%